Initial Public Offering - Additional Information (Detail)		6 Months Ended
	Jan. 26, 2021 $ / shares shares	Jan. 26, 2021 $ / shares shares
Initial public offering [Line Items]
Stock issued during period shares new shares		41,400,000
Stock conversion basis		one-for-one basis
Common Class A
Initial public offering [Line Items]
Stock conversion basis		Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant
Public Warrants
Initial public offering [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 11.50	$ 11.50
Public Warrants | Common Class A
Initial public offering [Line Items]
Class of warrant or right number of securities called by each warrant or right	1	1
Over-Allotment Option | Common Class A
Initial public offering [Line Items]
Stock issued during period shares new shares	5,400,000
Over-Allotment Option | Common Class A | Underwriters
Initial public offering [Line Items]
Stock issued during period shares new shares		5,400,000
IPO | Common Class A
Initial public offering [Line Items]
Stock issued during period shares new shares	41,400,000
Shares issued price per share | $ / shares	$ 10.00	$ 10.00